Financial Income (Expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial expenses	R$ (2,701,304)	R$ (2,708,617)	R$ (1,956,266)
Financial income	1,044,151	805,905	1,091,531
Financial income (expenses), net before exchange rate changes	(1,657,153)	(1,902,712)	(864,735)
Exchange rate changes, net	(210,499)	310,716	492,321
Financial income (expenses), net	(1,867,652)	(1,591,996)	(372,414)
Interest And Charges Local Currency [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(1,360,747)	(1,110,135)	(954,744)
Interest And Charges Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(120,270)	(89,198)	(47,139)
Other Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(758,703)	(849,489)	(364,117)
Inflation Adjustment On Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(134,258)	(146,637)	(190,202)
Other Inflation Adjustments [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(15,046)	(301,593)	(183,966)
Interest Inflation Adjustments On Provisions [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(312,280)	(211,565)	(216,098)
Inflation Adjustment Gains [Member]
IfrsStatementLineItems [Line Items]
Financial income	296,916	219,473	541,516
Income On Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Financial income	552,168	370,638	417,129
Financial Interest Income [Member]
IfrsStatementLineItems [Line Items]
Financial income	264,892	256,116	195,274
Cofins and Pasep [Member]
IfrsStatementLineItems [Line Items]
Financial income	(69,918)	(40,401)	(62,405)
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial income	93	79	17
Exchange Rate Changes Borrowing Financing [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net	(525,624)	309,959	491,918
Gains Losses With Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net	315,079
Exchange Rate Changes On Assets [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net	46	767	301
Other Exchange Rate Changes [Member]
IfrsStatementLineItems [Line Items]
Exchange rate changes, net		R$ (10)	R$ 102